Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2020	2019
Accounts receivable	$1,131,954	$350,672
Allowance for doubtful accounts	-	-
Accounts receivable, net	$1,131,954	$350,672